Structured Entities (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of unconsolidated structured entities [line items]
Notional value of liquidity facilities and guarantees provided to consolidated funds	€ 1,600	€ 1,500
Notional related to positive replacement values of derivatives to unconsolidated structured entities	188,000	220,000
Notional related to negative replacement values of derivatives to unconsolidated structured entities	591,000	746,000
Notional related to off balance sheet commitments to unconsolidated structured entities	28,000	29,000
Total size of structured entities	3,003,000	3,156,000
Of which: From Funds	1,815,000	1,828,000
Total trading assets	12,600	10,500
Of which:
Securitizations	4,500	3,800
Funds structured entities	6,200	4,100
Loans consisting of investments in securitization tranches and financing to Third party funding entities	110,800	119,000
Other assets primarily consisting of prime brokerage receivables and cash margin balances	10,800	12,900
Sponsored Unconsolidated Structured Entities, No Interest Held
Of which:
Gross revenue	218	581
Sponsored Unconsolidated Structured Entities, No Interest Held, Securitization
Of which:
Assets transferred to structured entities	5,800	3,700
Sponsored Unconsolidated Structured Entities, No Interest Held, Repackaging And Investment
Of which:
Assets transferred to structured entities	€ 3,100	€ 2,300